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AMERICAS

US Legal Services

[ING LOGO]


AMERICAS
US Legal Services


Katherine K. Gaudreau
Senior Paralegal
(860) 273-3892
Fax: (860) 273-3004
GaudreauK@ING-AFS.com

May 3, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

RE: NORTHERN LIFE INSURANCE COMPANY AND ITS SEPARATE ACCOUNT ONE POST-EFFECTIVE AMENDMENT NO. 1 TO REGISTRATION STATEMENT ON FORM N-4 PROSPECTUS TITLE: ADVANTAGE CENTURY PLUS INDIVIDUAL DEFERRED
                         VARIABLE/FIXED ANNUITY CONTRACTS
       FILE NOS.: 333-83774 AND 811-09002

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account One of Northern Life Insurance Company that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 1 which was declared effective on May 2, 2002. The text of Post-Effective Amendment No. 1 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-3892.

Very truly yours,

/s/ Katherine K. Gaudreau

Katherine K. Gaudreau


Hartford Site                            ING North America Insurance Corporation
151 Farmington Avenue, TS31
Hartford, CT 06156-8975